16. Segment Reporting (Sept 2019 Note) (Tables)	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Segment Reporting
	Nine Months Ended September 30, 2019
	Focus	AVX	Total

Revenue	$436,070	$548,875	$984,945
Revenue - related party	10,300	–	10,300
Total revenue	446,370	548,875	995,245

Cost of Revenue	341,319	411,132	752,451

Gross Profit	105,051	137,743	242,794

Operation Expenses:
Selling expense	–	183,570	183,570
Compensation – officers	90,000	16,580	106,580
Research and development	193,002	–	193,002
Professional fees	954,307	17,482	971,789
General and administrative	478,857	140,274	619,131
Total Operating Expenses	1,716,166	357,906	2,074,072

Loss from Operations	(1,611,115)	(220,163)	(1,831,278)

Other Income (Expense)
Interest income (expense), net	836	–	836
Other income	10.440	–	10,440
Total other income (expense)	11,276	–	11,276

Loss before income taxes	(1,599,839)	(220,163)	(1,820,002)

Tax expense	–	–	–

Net Loss	$(1,599,839)	$(220,163)	$(1,820,002)